Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income	¥ 355,201	$ 51,498	¥ 450,144	¥ 8,247
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property, equipment and software	1,807	262	553	358
Amortization of right-of-use assets	946	137	801	329
Provision For Inventories	1,378	200	0	0
Interest expense and guarantee fee	0	0	113	168
Deferred income tax expense	42	6	0	0
Changes in assets and liabilities:
Decrease (Increase) in accounts receivable	0	0	6,530	(1,535)
Decrease (Increase) in inventories	(12,342)	(1,789)	(57,337)	12,941
(Increase) in prepayments and other current assets	(3,844)	(557)	(30,508)	(1,947)
Increase (Decrease) in accounts payable	(3,680)	(534)	5,962	441
Increase (Decrease) in contract liabilities	(2,996)	(434)	3,002	(5,737)
Increase in income tax payable	2,239	325	0	0
(Decrease) in lease liabilities	(935)	(136)	(875)	(329)
(Decrease) in provision for warranty	(240)	(35)	0	0
Increase (Decrease) in accrued liabilities and other liabilities	(10,891)	(1,577)	17,035	2,650
Net cash provided by operating activities	326,685	47,366	395,420	15,586
Cash flows from investing activities:
Purchase of property, equipment and software	(4,018)	(583)	(1,770)	(251)
Prepayments on long-term assets	(112,856)	(16,363)	0	0
Net cash used in investing activities	(116,874)	(16,946)	(1,770)	(251)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	0	0	100,000	0
Proceeds from capital contribution in a subsidiary from a shareholder	0	0	4,000	5,600
Proceeds from short-term debts	0	0	5,000	1,952
Repayment of short-term debts	0	0	(5,000)	(5,952)
Interest expense and guarantee fee	0	0	(113)	(168)
Contribution from the then shareholder for the reorganization	0	0	602	0
Distribution to the then shareholders for the reorganization	0	0	(10,543)	0
Amounts from to a related party	0	0	(4,803)	1,000
Amounts due to related parties	0	0	0	(2,181)
Net cash provided by financing activities	0	0	89,143	251
Net increase in cash and cash equivalents	209,811	30,420	482,793	15,586
Cash and cash equivalents, at the beginning of year	502,420	72,844	19,627	4,041
Cash and cash equivalents at the end of year	712,231	103,264	502,420	19,627
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	92	168
Cash paid for guarantee fee	0	0	21	0
Cash paid for income taxes	9,575	1,388	¥ 0	¥ 0
Supplemental disclosure of non-cash investing activities:
Purchase of software included in accrued liabilities and other liabilities	¥ 3,131	$ 454